Fees Summary	Mar. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 42,797,493.3
Previously Paid Amount	0
Total Fee Amount	6,552.3
Total Offset Amount	0
Net Fee	$ 6,552.3